SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUSES, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION

Xtrackers S&P 500 ESG ETF (SNPE)

Xtrackers S&P MidCap 400 ESG ETF (MIDE)

Xtrackers S&P 500 Growth ESG ETF (SNPG)

Xtrackers S&P 500 Value ESG ETF (SNPV)

Xtrackers S&P ESG Dividend Aristocrats ETF (SNPD)

Effective February 10, 2025, S&P Dow Jones Indices LLC (the Index Provider) will change the name of each fund’s respective Underlying Index as indicated below. At such time, each fund will also change its name as indicated below and references to each current Underlying Index name and each current fund name are replaced with the new Underlying Index name and the new fund name. There will be no changes to the index methodology of any Underlying Index and no changes in the investment policies of any fund. Each fund will continue to seek investment results that correspond generally to the performance, before fees and expenses, of its Underlying Index. Each fund’s ticker symbol will remain the same.

Current Underlying Index Name	New Underlying Index Name	Current Fund Name	New Fund Name
S&P 500 ESG Index	S&P 500 Scored & Screened Index	Xtrackers S&P 500 ESG ETF	Xtrackers S&P 500 Scored & Screened ETF
S&P MidCap 400 ESG Index	S&P MidCap 400 Scored & Screened Index	Xtrackers S&P MidCap 400 ESG ETF	Xtrackers S&P MidCap 400 Scored & Screened ETF
S&P 500 Growth ESG Index	S&P 500 Growth Scored & Screened Index	Xtrackers S&P 500 Growth ESG ETF	Xtrackers S&P 500 Growth Scored & Screened ETF
S&P 500 Value ESG Index	S&P 500 Value Scored & Screened Index	Xtrackers S&P 500 Value ESG ETF	Xtrackers S&P 500 Value Scored & Screened ETF
S&P ESG High Yield Dividend Aristocrats Index	S&P High Yield Dividend Aristocrats Screened Index	Xtrackers S&P ESG Dividend Aristocrats ETF	Xtrackers S&P Dividend Aristocrats Screened ETF

In addition, effective on or about January 27, 2025, for each of Xtrackers S&P MidCap 400 ESG ETF (MIDE), Xtrackers S&P 500 Growth ESG Index (SNPG), Xtrackers S&P 500 Value ESG Index (SNPV) and Xtrackers S&P ESG Dividend Aristocrats ETF (SNPD), the Creation Unit size will change from 50,000 shares to 10,000 shares.

Please Retain This Supplement for Future Reference

January 23, 2025
PRO_SAISTKR25-01